PREPAID LAND LEASE PAYMENTS (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Jul. 06, 2010 XiAn Wanjiehuaxiang Medical Technology Development Co., Ltd. [Member]	Dec. 31, 2012 Prepaid Land Lease Rights [Member] USD ($)	Dec. 31, 2012 Prepaid Land Lease Rights [Member] CNY	Dec. 31, 2011 Prepaid Land Lease Rights [Member] CNY	Dec. 31, 2010 Prepaid Land Lease Rights [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Prepaid land lease payments		275,708				$ 14,896	92,814	28,423
Less: accumulated amortization		(129,196)				(430)	(2,690)	(1,053)
Net carrying value	146,512	23,517	129,018	146,113		14,466	90,124	27,370
Percentage of equity interests acquired					52.00%	52.00%	52.00%
Amortization period						36 years	36 years	38 years
Amortization expenses	4,600	28,658	25,058	26,488		263	1,637	743	310
Estimated amortization expense:
2013						406	2,532
2014						406	2,532
2015						406	2,532
2016						406	2,532
2017						$ 406	2,532